UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
September 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital Management, LLC
Address:
One International Place
26th Floor, Suite 2601
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
November 11, 2004
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
  0
Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $283,184 (x1000)



List of Other Included Managers:




No.  13F File Number
Name

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FORM 13F INFORMATION TABLE
                                                           VALUE SHARES/ SH/PUT  INVSTMNTOTHER   VOTING AUTORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP    (X1000) PRN AMT PRN CALLDISCRET MANAGER    SOLE SHARED NONE
ABOVENET INC                          COM   00374N107     2282400   95100           SOLE            95100
ACCENTURE LTD                         COM   G1150G111     8115000  300000           SOLE           300000
ALLIANCE DATA                         COM   018581108    13182000  325000           SOLE           325000
APPLIED MICROCIRCUITS                 COM   03822W109     3130000 1000000           SOLE          1000000
AT&T CORP                         COM NEW   001957505     7160000  500000           SOLE           500000
AU OPTRONICS CORP                SPNS ADR   002255107     6886000  550000           SOLE           550000
BEARINGPOINT INC                      COM   074002106     8940000 1000000           SOLE          1000000
BELLSOUTH CORP                        COM   079860102     8136000  300000           SOLE           300000
BENCHMARK  ELETRONICS                 COM   08160H101     4470000  150000           SOLE           150000
BUSINESS OBJECTS                 SPNS ADR   12328X107     3728000  160000           SOLE           160000
CELESTICA INC CAD             SUB VTG SHS   15101Q108     5080000  400000           SOLE           400000
CHECKPOINT SOFTWARE                   ORD   M22465104     3394000  200000           SOLE           200000
CISCO SYS INC                         COM   17275R102     7240000  400000           SOLE           400000
COGENT INC                            COM   19239Y108     1459200   80000           SOLE            80000
COMPUTER ASSOC INTL INC               COM   204912109     2630000  100000           SOLE           100000
DEX MEDIA                             COM   25212E100     3196670  151000           SOLE           151000
DIGITAS INC                           COM   25388K104     5024500  650000           SOLE           650000
E M C CORP MASS                       COM   268648102     9232000  800000           SOLE           800000
ECHOSTAR COMM CORP                CLASS A   278762109     9336000  300000           SOLE           300000
EMBARCADERO                           COM   290787100     2115000  250000           SOLE           250000
EURONET WORLDWIDE                     COM   298736109     2152800  115000           SOLE           115000
FOX ENTERTAINMENT GROUP           CLASS A   35138T107     3467500  125000           SOLE           125000
GLOBAL PAYMENTS INC                   COM   37940X102     5355000  100000           SOLE           100000
HOMESTORE INC                         COM   437852106      832062  360200           SOLE           360200
IVILLAGE INC                          COM   46588H105     3600000  600000           SOLE           600000
LIONS GATE ENTERTAIN              COM NEW   535919203     6525000  750000           SOLE           750000
LOWRANCE ELECTRS INC                  COM   548900109     1226000   50000           SOLE            50000
LUCENT TECHNOLOGIES INC               COM   549463107     3487000 1100000           SOLE          1100000
MICRON TECHNOLOGY INC                 COM   595112103     5413500  450000           SOLE           450000
NAVIGANT CONSULTING CO                COM   63935N107     8784000  400000           SOLE           400000
NEWS CORP LTD                SPNS ADR PFD   652487802     8302450  265000           SOLE           265000
NEXTEL PARTNRS                    CLASS A   65333F107     5803000  350000           SOLE           350000
NII HOLDINGS INC                  CLASS B   62913F201     1030250   25000           SOLE            25000
NOKIA CORP                       SPNS ADR   654902204    10976000  800000           SOLE           800000
PACIFICNET INC                    COM NEW   69511V207      437920  161000           SOLE           161000
PAYCHEX INC                           COM   704326107     6030000  200000           SOLE           200000
POWERWAVE TECH                        COM   739363109     2772000  450000           SOLE           450000
RADICA GAMES LTD                      ORD   G7342H107      103500   10000           SOLE            10000
REALNETWORKS INC                      COM   75605L104     5242500 1125000           SOLE          1125000
SAP AKTIENGESELLSCHAFT           SPNS ADR   803054204     8763750  225000           SOLE           225000
SBC COMM                              COM   78387G103    12326250  475000           SOLE           475000
SCIENTIFIC-ATLANTA                    COM   808655104     8424000  325000           SOLE           325000
SPECTRASITE INC                       COM   84761M104     8104950  174300           SOLE           174300
T-HQ INC                          COM NEW   872443403     3892000  200000           SOLE           200000
TEKELEC                               COM   879101103      250200   15000           SOLE            15000
TELESYSTEM INTL                   COM NEW   879946606      681120   72000           SOLE            72000
THERMA-WAVE INC                   COM NEW   88343A108     2754000  810000           SOLE           810000
TIBCO SOFTWARE INC                    COM   88632Q103     5106000  600000           SOLE           600000
TIME WARNER TELECOM INC           CLASS A   887319101     6360000 1325000           SOLE          1325000
TITAN CORP                            COM   888266103     3841750  275000           SOLE           275000
TRIDENT MICROSYSTEMSINC               COM   895919108      901265   89500           SOLE            89500
UNITEDGLOBALCOM INC               CLASS A   913247508     9524250 1275000           SOLE          1275000
US UNWIRED INC                        COM   90338R104     5628000 2100000           SOLE          2100000
VODAFONE GROUP                   SPNS ADR   92857W100     9644000  400000           SOLE           400000
XM SATELLITE                      CLASS A   983759101      704154   22700           SOLE            22700

REPORT SUMMARY             55 DATA RECORDS
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